PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of movement of property, plant, and equipment and average depreciation rate
The following shows the movement of property, plant, and equipment:

	Dams, reservoirs and water mains	Buildings, civil works and improvements	Machines and equipment	Impairment	In progress	Right of Use	Others	Total
Average depreciation rate per year (%)	1.68	1.86	3.35	—	—	11.28	5.91
Costs	25,158,794	11,892,050	38,860,152	—	5,141,851	1,386,894	1,506,625	83,946,366
Accumulated Depreciation and Impairment	(12,613,616)	(6,119,738)	(25,661,881)	(1,175,712)	—	(1,236,369)	(284,994)	(47,092,310)
Balance on December 31, 2024	12,545,178	5,772,312	13,198,271	(1,175,712)	5,141,851	150,525	1,221,631	36,854,056
Business combination	—	—	348,705	—	—	238,779	71,776	659,260
Addition	834,729	264,123	620,314	(141,492)	1,980,405	116,947	(37,194)	3,637,832
Write-offs	(8,318)	(388)	(14,982)	550,083	(15,993)	(8,860)	(1,328)	500,214
Depreciation	(696,715)	(293,800)	(1,050,121)	—	—	(55,527)	(64,350)	(2,160,513)
Transfers assets held for sale	—	—	(518)	—	(1,943)	—	—	(2,461)
Transfers	325,474	(64,545)	3,583,171	—	(3,596,707)	—	(76,604)	170,789
Balance on December 31, 2025	13,000,348	5,677,702	16,684,840	(767,121)	3,507,613	441,864	1,113,931	39,659,177
Costs	26,307,719	12,017,354	42,336,055	—	3,507,613	1,733,760	1,453,320	87,355,821
Accumulated Depreciation and Impairment	(13,307,371)	(6,339,652)	(25,651,215)	(767,121)	—	(1,291,896)	(339,389)	(47,696,644)

	Dams, reservoirs and water mains	Buildings, civil works and improvements	Machines and equipment	Impairment	In progress	Right of Use	Others	Total
Average depreciation rate per year (%)	1.72	1.69	2.75	—	—	3.84	1.10
Costs	25,243,381	11,940,669	37,765,942	—	4,432,927	1,350,009	1,323,410	82,056,338
Accumulated Depreciation and Impairment	(11,880,149)	(5,814,104)	(25,383,948)	(1,702,404)	—	(1,191,038)	(279,273)	(46,250,916)
Balance on December 31, 2023	13,363,232	6,126,565	12,381,994	(1,702,404)	4,432,927	158,971	1,044,137	35,805,422
Addition	22,208	2,695	47,956	(116,508)	2,845,292	5,667	84,870	2,892,180
Write-offs	(12,775)	295	(22,400)	650,278	(16,048)	—	(12,315)	587,035
Depreciation	(914,695)	(355,849)	(544,344)	—	—	(45,331)	(47,014)	(1,907,233)
Transfers assets held for sale	(267,316)	(68,366)	(135,482)	—	(4,690)	—	(43,807)	(519,661)
Transfers	354,524	66,972	1,470,547	(7,078)	(2,115,630)	31,218	195,760	(3,687)
Balance on December 31, 2024	12,545,178	5,772,312	13,198,271	(1,175,712)	5,141,851	150,525	1,221,631	36,854,056
Costs	25,158,794	11,892,050	38,860,152	—	5,141,851	1,386,894	1,506,625	(83,946,366)
Accumulated Depreciation and Impairment	(12,613,616)	(6,119,738)	(25,661,881)	(1,175,712)	—	(1,236,369)	(284,994)	(47,092,310)